CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 658
Accounts payable	63,141	19,341
Amounts due to related parties	4,460	4,701
Advances from customers	85,720	57,970
Accrued expenses and other current liabilities	22,876	18,516
Dividends payable		5,829
Consideration payable	2,813
Consideration payable	2,476
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	207,000,000	205,000,000
Ordinary shares, shares issued	77,966,176	78,260,102
Ordinary shares, shares outstanding	77,966,176	78,260,102
Variable Interest Entity, Primary Beneficiary
Accounts payable	687	9,012
Advances from customers	12,028	3,083
Accrued expenses and other current liabilities	$ 4,411	$ 14,843